Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Demand	$ 179,388	$ 168,113
Statement and Passbook Savings	318,859	303,037
Certificates of Deposit: In excess of $100	53,669	66,561
Certificates of Deposit : Other	139,531	139,586
Individual Retirement Accounts	26,770	30,202
Total	$ 718,217	$ 707,499